SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis for Preparation
Basis for Preparation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States, or U.S. GAAP. The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries.

Foreign Currencies
Foreign Currencies
The Company's reporting currency is USD. The Company's primary economic environment is the international shipping market in which revenues are primarily settled in USD. The Company's most significant assets and liabilities are also paid for and settled in USD. Our expenses, however, are in the currency invoiced by each supplier.
Foreign currency transactions are translated into the functional currency at the exchange rate in effect at the date of the transaction. Monetary items are translated at the period end exchange rate, non-monetary items that are measured at historical cost are translated at the rate in effect on the original transaction date, and non-monetary items that are measured at fair value are translated at the exchange rate in effect at the time when the fair value was determined. Foreign exchange gains and losses resulting from the settlement of such cash transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Basis of Consolidation
Basis of Consolidation
The Company's consolidated financial statements comprise of FLEX LNG and its directly wholly owned subsidiaries. Details on the Company's subsidiaries are provided in Exhibit 8.1 of this filing. Intra-group transactions and balances, including internal profits and unrealized gains and losses, have been eliminated upon consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact, the following: fair value of derivative instruments; vessel impairment assessment; residual value and the expected useful lives of our vessels. Actual results could differ from those estimates.

Fair Value Measurements
Fair Value Measurements
The inputs to the fair value calculations are based on observable market data when available, but where this is not achievable; a degree of judgment is required in establishing fair values. Changes in these assumptions could impact the reported fair value, as detailed in Note 14.

Segment Reporting
Segment Reporting
Our chief operating decision maker, or CODM, measures performance based on our overall return to the shareholders based on consolidated net income. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Company as a whole and not on the basis of separate business units or different types of charters. As a result, the Company has determined that it operates as one reportable segment. Since the Company's vessels regularly move between countries in international waters over many trade routes, it is neither practical nor meaningful to assign revenues or earnings from the transportation of international LNG by geographic area.
For the year ended December 31, 2023, we derived our operating revenues from five customers, with our top four customers accounting for 35.5%, 23.5%, 16.9% and 16.2% of our consolidated revenues, equivalent to 92.1% of our consolidated revenues. During this period, no other customer accounted for over 10% of our consolidated revenues.
For the year ended December 31, 2022, we derived our operating revenues from eight customers, with our top four customers accounting for 28.8%, 20.8%, 20.0% and 18.3% of our consolidated revenues, equivalent to 87.9% of our consolidated revenues. During this period, no other customer accounted for over 10% of our consolidated revenues.

Accounting for Revenue and Related Expenses
Accounting for Revenue and Related Expenses
The Company employs all of its vessels on time charter contracts, which the Company has established to contain a lease since the vessel is a specified asset, the charterer has the right to direct the use of the vessel and there are no substantive substitution rights. Revenue from time charter contracts are recognized as operating leases under ASC 842 Leases. Amounts generated from time charter agreements are recognized ratably over the term of the agreement on a straight-line basis as services are provided. The term of the agreement is determined as the minimum firm period of the charter party and will include any optional periods if options are reasonably certain to be exercised. Where there is a variable element of charter hire rate in the time charter agreement which is based on a market-index, the variable element of the lease payment is recognized as incurred.
If the Company receives a lump sum re-positioning fee or fixed ballast bonus, which is probable at the commencement of the lease, this is recognized as part of the lease payments over the course of the time charter on a straight-line basis at the commencement of the lease.
If the Company receives a lump sum ballast bonus, which is not probable at the commencement of the lease, then this is recognized as a variable lease payment from the date that the change in facts and circumstances occur. The variable lease payment is therefore recognized on a straight line basis from the date that the re-delivery port is declared and probability of occurrence is determined, to the date of arrival at the re-delivery port.
If there is an option under a charter party for the lessee to extend the charter, the Company will assess the likelihood of the charterer exercising the extension option at inception of the lease in order to determine the lease term. If the option period is not included in the initial lease term and the charterer declares such option, the Company will consider the declaration of an option as a lease modification. The Company will remeasure the total minimum lease payments from the date of declaration of the option, adjusted for any prepaid or accrued rent from the original contract, and recognize this on a straight line basis to the date of arrival at the re-delivery port.
Under a time charter agreement, the Company is responsible for both the operation and maintenance of the vessel which would be considered to be a non-lease performance obligation and generally accounted for under ASC 606 Revenue from Contracts with Customers. The Company has elected the practical expedient of ASC 842 to not separate the lease and non-lease components and instead combine these as a single performance obligation as the Company considers the lease component to be the predominant component of the contract, for which ASC 842 will be applied.
Costs incurred during the leasing period for the maintenance and operation of the vessels are expensed as incurred, as the timing and pattern of transfer of the components are identical to the operating lease revenue earned from the charter hire.

Trade Accounts Receivables
Trade Accounts Receivables
Trade receivables are presented net of allowance for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Interest Expense
Interest Expense
Interest expenses are expensed as incurred except for interest expenses that are capitalized for qualifying assets that require a period of time to get them ready for their intended use. Interest expenses are capitalized until the qualifying asset is ready for use. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.
If the Company's financing plans associate a specific borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Income Taxes
Income Taxes
Income taxes are provided for based upon the tax laws and rates in effect in the countries in which the Company's ocean-going LNG carriers' operations were conducted and income was earned. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements based on U.S. GAAP guidance. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Vessels
Vessels
Vessels are carried at historical cost less accumulated depreciation and impairment adjustments, if any.
The depreciation on vessels is reviewed annually to ensure that the method and period used reflect the pattern in which the asset's future economic benefits are expected to be consumed.
The gross carrying amount of the vessel is the purchase price, including duties/taxes, borrowing costs and any other direct costs attributable to bringing it to the location and condition necessary for the vessels intended use. Capitalization of costs will cease once the vessel is in the location and condition necessary for it to be able to operate in the manner consistent with its intended design.
On delivery, the total acquisition costs of the vessel will be segregated to groups of components that have different expected useful lives. The different groups of components will be depreciated over their expected useful lives. Subsequent costs, such as repair and maintenance costs, are recognized in the income statement as incurred.
Each vessel is required to be dry-docked every five years. The Company capitalizes costs associated with the dry-docking in accordance with ASC Topic 360 Property, Plant and Equipment and amortizes these costs on a straight-line basis over the period to the next expected dry-docking. Amortization of dry-docking costs is included in depreciation in the Income Statement. The Company has adopted the "built in overhaul" method for when a vessel is newly acquired, or constructed, whereby a proportion of the cost of the vessel is allocated to the components expected to be replaced at the next dry-docking based on the expected costs relating to the next dry-docking. Dry-docking costs are included within operating activities on the statement of cash flows.
The cost of the vessel, less their estimated residual value, is depreciated on a straight-line basis over the asset's estimated useful economic life. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the estimated scrap value per tonne. The cost of dry-dock is depreciated on a straight-line basis over the assets estimated useful life. The following useful lives have been used:
Vessels: 35 years
Dry-docking: 5 years
Impairment of Long-lived Assets
Impairment of Long-lived Assets
The carrying values of long-lived assets held and used by the Company are reviewed quarterly or whenever events or circumstances indicate that the carrying amount of an asset may no longer be recoverable. If such impairment indicators are present, the Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposal. In developing estimates of future undiscounted cash flows, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, dry-docking requirements, residual values and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents
Cash includes cash in hand and in the Company's bank accounts. Cash equivalents are short-term liquid investments with original maturities of three months or less.
Restricted Cash
Restricted cash consists of cash, which may only be used for certain purposes and is held under a contractual arrangement. The cash is restricted by law for the Norwegian tax authorities in relation to social security tax and personal income tax of employees in the Company's subsidiary, Flex LNG Management AS, and is settled every second month.

Debt Issuance Costs
Debt Issuance Costs
Direct incremental costs relating to obtaining a loan are deferred and amortized over the team of the loan using the effective interest rate method. Amortization of debt issuance costs is included under interest expense. The Company has recorded debt issuance costs as a direct reduction from the carrying amount of the related debt in the balance sheet.

Derivative Instruments
Derivative Instruments
Our derivative instruments relate to interest-rate swaps, which are considered to be an economic hedge. However, these have not been designated as hedges for accounting purposes. These transactions typically involve the conversion of floating rates into fixed rates over the life of the transactions without an exchange of underlying principal. The fair value of the interest rate swap contracts are recognized as assets or liabilities. Changes in the fair value of these derivatives are recorded in gain/(loss) on derivatives in our consolidated statement of operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows.

Contingencies
Contingencies
In the ordinary course of business, we may be subject to various claims, lawsuits and complaints. A contingent loss is recognized in the consolidated financial statements if the contingency was present at the date of the consolidated financial statements, the likelihood of loss is considered probable and the amount can be reasonably estimated. If we determine a reasonable range of estimated loss and there is no best estimate within the range, a contingent loss is recognized for the lower amount of the range.

Share-based Compensation
Share-based Compensation
The Company accounts for share-based payments in accordance with ASC Topic 718 Compensation - Stock Compensation, under which the fair value of issued stock options is expensed over the period in which the options vest under the simplified method. Share-based compensation represents the cost of vested and non-vested shares and share options granted to employees and directors for their services, and are included in administrative expenses in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized as compensation expense over the requisite service period.
Earnings Per Share
Earnings Per Share
Basic earnings per share, or EPS, are computed based on the income available to ordinary shareholders divided by the weighted average number of shares outstanding. Diluted EPS is computed by dividing the net income available to ordinary shareholders by the weighted average number of ordinary shares and dilutive ordinary share equivalents then outstanding. If in the period there is a loss, then any potential ordinary shares have been excluded from the calculation of diluted loss per share.
Treasury Shares
Treasury Shares
When the Company repurchases its share capital, the amount of the consideration paid is recognized as a deduction from equity and classified as treasury shares, pending future use. If the Company acquires and retains treasury shares, the consideration paid is directly recognized in equity. The weighted average treasury shares reduce the number of shares outstanding used in calculating earnings per share and they have a dilutive effect on the diluted earnings per share.

Recent Accounting Pronouncements	RECENT ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. This guidance is effective for interim periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied retrospectively to all periods presented in the financial statements. The Company has not yet adopted this ASU and is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements, but does not expect it to have a material impact.
The Company has reviewed all other recently issued accounting pronouncements and has not identified any new or amended standards that would have a material impact on the Company's current accounting policies.